CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Cash Flows from Operating Activities:
Net loss	$ (256,084)	$ (306,881)	$ (1,212,408)	$ (1,304,716)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in (income) loss of Unconsolidated Real Estate Affiliates	504	(2,898)	(28,064)	(49,350)
Provision for impairment from Equity in income of Unconsolidated Real Estate Affiliates			20,200	44,511
Provision for doubtful accounts	480	7,944	19,472	30,331
Distributions received from Unconsolidated Real Estate Affiliates	4,745	18,226	52,150	37,403
Depreciation	137,820	942,400	565,330	707,183
Amortization	4,454	43,286	38,323	47,978
Amortization/write-off of deferred finance costs		2,705	27,885	34,621
(Accretion) amortization/write-off of debt market rate adjustments	(2,898)	(60,093)	80,733
Amortization of intangibles other than in-place leases	15,977	144,239	3,977	833
Straight-line rent amortization	(3,204)	(89,728)	(31,101)	(26,582)
Deferred income taxes including tax restructuring benefit	(6,357)	(3,148)	(497,890)	833
Non-cash interest expense on Exchangeable Senior Notes			21,618	27,388
Non-cash interest expense resulting from termination of interest rate swaps			9,635	(9,635)
Non-cash interest income related to properties held for sale			(33,417)
(Gain) loss on dispositions	4,976	(4,332)	(6,684)	966
Provisions for impairment		68,382	35,893	1,223,810
Loss on HHC distribution			1,117,961
Payments pursuant to Contingent Stock Agreement	(220,000)		(10,000)	(4,947)
Land/residential development and acquisitions expenditures			(66,873)	(78,240)
Cost of land and condominium sales			74,302	22,019
Revenue recognition of deferred land and condominium sales			(36,443)
Warrant liability adjustment	205,252	(55,042)
Reorganization items - finance costs related to emerged entities/DIP Facility			180,790	69,802
Non-cash reorganization items			12,503	(266,916)
Glendale Matter deposit				67,054
Net changes:
Accounts and notes receivable	14,751	(30,239)	79,636	(22,601)
Prepaid expenses and other assets	26,963	13,741	(113,734)	(11,123)
Deferred expenses	(6,282)	(67,719)	(16,517)	(34,064)
Decrease (increase) in restricted cash	(78,489)	17,407	(76,513)
Accounts payable and accrued expenses	(203,084)	(135,448)	(137,618)	355,025
Other, net	1,869		(32,128)	9,683
Net cash provided by (used in) operating activities	(358,607)	502,802	41,018	871,266
Cash Flows from Investing Activities:
Acquisition/development of real estate and property additions/improvements	(54,083)	(253,276)	(223,373)	(252,844)
Proceeds from sales of investment properties	108,914	627,872	39,450	6,416
Proceeds from sales of investment in Unconsolidated Real Estate Affiliates		74,906	94
Contributions to Unconsolidated Real Estate Affiliates	(6,496)	(92,101)	(51,448)	(154,327)
Distributions received from Unconsolidated Real Estate Affiliates in excess of income	19,978	131,290	160,624	74,330
Loans to Unconsolidated Real Estate Affiliates, net				(9,666)
(Increase) decrease in restricted cash	(4,943)	(2,975)	(10,363)	6,260
Distributions of HHC			(3,565)
Other, net		(293)	(579)	(4,723)
Net cash provided by (used in) investing activities	63,370	485,423	(89,160)	(334,554)
Cash Flows from Financing Activities:
Proceeds from refinance/issuance of the DIP facility				400,000
Proceeds from (repayment of) Pershing Note (Note 2)	(350,000)		350,000
Clawback of common stock pursuant to the Plan (Note 2)	(1,798,857)
Principal payments on mortgages, notes and loans payable pursuant to the Plan			(2,258,984)
Proceeds from refinance/issuance of mortgages, notes and loans payable		2,145,848	431,386
Principal payments on mortgages, notes and loans payable	(226,319)	(2,797,540)	(758,182)	(379,559)
Deferred finance costs		(19,541)		(2,614)
Finance costs related to the Plan			(180,790)	(69,802)
Cash distributions paid to common stockholders		(319,799)	(5,957)
Cash dividends reinvested (DRIP) in common stock		115,363
Cash distributions paid to holders of common units		(6,802)		(1,327)
Cash dividends paid to holders of perpetual and convertible preferred units			(16,199)
Purchase and cancellation of common shares		(553,510)
Proceeds from issuance of common stock and warrants, including from common stock plans	2,147,037		3,371,769	43
Other, net	7,088	(683)	(1,698)	1,950
Net cash (used in) provided by financing activities	(221,051)	(1,436,664)	931,345	(51,309)
Net change in cash and cash equivalents	(516,288)	(448,439)	883,203	485,403
Cash and cash equivalents at beginning of period	1,537,599	1,021,311	654,396	168,993
Cash and cash equivalents at end of period	1,021,311	572,872	1,537,599	654,396
Supplemental Disclosure of Cash Flow Information:
Interest paid	93,987	903,758	1,409,681	1,061,512
Interest capitalized	208	1,914	2,627	53,641
Income taxes paid	179	9,422	5,247	19,826
Reorganization items paid	154,668	128,070	317,774	120,726
Third party property and cash exchange		44,672
Non-Cash Transactions:
Change in accrued capital expenditures included in accounts payable and accrued expenses	5,928	(13,810)	(73,618)	(86,367)
Common stock issued in exchange for Operating Partnership Units			3,224	324,489
Change in deferred contingent property acquisition liabilities			161,622	(174,229)
Deferred finance costs payable in conjunction with the DIP facility				19,000
Mortgage debt market rate adjustments related to Emerged Debtors prior to the Effective Date			323,318	342,165
Recognition of note payable in conjunction with land held for development and sale				6,520
Gain on Aliansce IPO			9,652
Debt payoffs via deeds in-lieu		161,524	97,539
Non-Cash Stock Transactions related to the Plan
Stock issued for paydown of the DIP facility			400,000
Stock issued for debt paydown pursuant to the Plan			2,638,521
Stock issued for reorganization costs pursuant to the Plan			960
Rouse Properties, Inc. Dividend:
Non-cash dividend for RPI Spin-Off		426,650
Non-Cash Distribution of HHC Spin-Off:
Assets			3,618,819
Liabilities and equity			(3,622,384)
Decrease in assets and liabilities resulting from the contribution of two wholly-owned malls into two newly-formed unconsolidated joint ventures
Assets		(349,942)
Liabilities		(234,962)
Non-cash changes related to acquisition accounting:
Land			1,726,166
Buildings and equipment			(1,605,345)
Less accumulated depreciation			4,839,700
Investment in and loans to/from Unconsolidated Real Estate Affiliates			1,577,408
Deferred expenses, net			(258,301)
Mortgages, notes and loans payable			(421,762)
Equity			$ (6,421,548)